Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real estate assets:
Land	$ 359,943	$ 307,596
Buildings and improvements	2,867,409	2,608,128
Furniture, fixtures and equipment	84,997	80,590
Development and capital improvements in progress	50,844	41,635
Real Estate Investment Property, at Cost, Total	3,363,193	3,037,949
Less accumulated depreciation	(901,485)	(847,171)
Real Estate Investment Property, Net, Total	2,461,708	2,190,778
Land held for future development	1,205	1,306
Commercial properties, net	8,058	8,116
Investments in real estate joint ventures	4,837	17,006
Real estate assets, net	2,475,808	2,217,206
Cash and cash equivalents	8,886	57,151
Restricted cash	809	1,362
Deferred financing costs, net	13,380	14,180
Other assets	26,882	27,530
Goodwill	4,106	4,106
Total assets	2,529,871	2,321,535
Liabilities:
Secured notes payable	1,170,646	1,494,520
Unsecured notes payable	483,000	135,000
Accounts payable	3,889	1,673
Fair market value of interest rate swaps	21,423	33,095
Accrued expenses and other liabilities	90,559	85,136
Security deposits	6,167	5,795
Total liabilities	1,799,939	1,775,363
Redeemable stock	4,713	4,037
Shareholders' equity:
General Partners' Capital Account	706,296	538,623
Limited Partners' Capital Account	30,993	28,729
Accumulated other comprehensive losses	(26,881)	(38,579)
Partners' Capital	710,408	528,773
Noncontrolling interest	14,811	13,362
Capital	725,219	542,135
Total liabilities and equity	$ 2,529,871	$ 2,321,535